Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,051,915.74

Principal:
Principal Collections	$11,991,438.52
Prepayments in Full	$6,198,252.18
Liquidation Proceeds	$169,510.12
Recoveries	$42,458.25
Sub Total	$18,401,659.07
Collections	$19,453,574.81

Purchase Amounts:
Purchase Amounts Related to Principal	$603,130.06
Purchase Amounts Related to Interest	$3,129.19
Sub Total	$606,259.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,059,834.06

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$20,059,834.06
Servicing Fee	$256,691.44	$256,691.44	$0.00	$0.00	$19,803,142.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,803,142.62
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,803,142.62
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$19,803,142.62
Interest - Class A-4 Notes	$212,763.63	$212,763.63	$0.00	$0.00	$19,590,378.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,590,378.99
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$19,512,744.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,512,744.99
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$19,454,832.99
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,454,832.99
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$19,383,468.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,383,468.99
Regular Principal Payment	$17,508,898.40	$17,508,898.40	$0.00	$0.00	$1,874,570.59
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,874,570.59
Residuel Released to Depositor	$0.00	$1,874,570.59	$0.00	$0.00	$0.00
Total		$20,059,834.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,508,898.40
Total					$17,508,898.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$17,508,898.40	$68.28	$212,763.63	$0.83	$17,721,662.03	$69.11
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$17,508,898.40	$12.55	$419,673.63	$0.30	$17,928,572.03	$12.85

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$189,123,227.14	0.7375526	$171,614,328.74	0.6692704
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$284,883,227.14	0.2041471	$267,374,328.74	0.1916003

Pool Information
Weighted Average APR	4.166%	4.167%
Weighted Average Remaining Term	28.16	27.32
Number of Receivables Outstanding	26,398	25,240
Pool Balance	$308,029,723.16	$288,902,698.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$284,883,227.14	$267,374,328.74
Pool Factor	0.2067048	0.1938695

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$21,528,369.54
Targeted Overcollateralization Amount	$21,528,369.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$21,528,369.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	36

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		112	$164,694.00
(Recoveries)		112	$42,458.25
Net Losses for Current Collection Period			$122,235.75
Cumulative Net Losses Last Collection Period			$7,801,431.62
Cumulative Net Losses for all Collection Periods			$7,923,667.37

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.48%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.76%	566	$7,985,681.39
61-90 Days Delinquent	0.36%	69	$1,041,361.93
91-120 Days Delinquent	0.06%	11	$187,590.73
Over 120 Days Delinquent	0.39%	70	$1,125,156.81
Total Delinquent Receivables	3.58%	716	$10,339,790.86

Repossession Inventory:
Repossessed in the Current Collection Period		16	$261,821.99
Total Repossessed Inventory		24	$460,702.53

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2242%
Preceding Collection Period			0.2827%
Current Collection Period			0.4915%
Three Month Average			0.3328%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4550%
Preceding Collection Period			0.4773%
Current Collection Period			0.5943%
Three Month Average			0.5089%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer